                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:      1829 REISTERSTOWN ROAD
              SUITE 220
              BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

/S/ MARK D. LERNER                 BALTIMORE, MARYLAND        02/14/01
-------------------------------    ------------------------   -------------
[Signature]                        [City, State]              [Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                           --------------------

Form 13F Information Table Entry Total:                    59
                                                           --------------------

Form 13F Information Table Value Total:                    $619,058
                                                           --------------------
                                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
AES CORPORATION                   COMMON          00130H105   22,924    413,981  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
AETNA, INC.                       COMMON          008117103    7,588    184,800  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL ASTHOM                    COMMON          013904305   11,173    199,746  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC.                        COMMON          013817101   11,742    350,520  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS                 COMMON          038222105    4,030    105,198  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS            COMMON          03822W109   22,155    295,216  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
AXA FINANCIAL                     COMMON          002451102    5,000    100,000  SH  CALL  SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK UNITED CORP                  COMMON          065412108   37,510    550,100  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO                          COMMON          055622104   14,702    307,100  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
CHASE MANHATTAN                   COMMON          16161A108    1,551     34,130  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX, INC.                 COMMON          141705103   83,003  6,120,000  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC.                    COMMON          172967101   51,721  1,012,894  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL                     COMMON          184502102      581     12,000  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
CMGI, INC.                        COMMON          125750109      113     20,134  SH        SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------



                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
COASTAL CORP                      COMMON          190441105    3,020    34,200  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE                      COMMON          200693109    1,936    76,200  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
CONAGRA                           COMMON          205887102      738    28,400  SH         SOLE                SOLE
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DELL COMPUTER                     COMMON          247025109    4,500   225,000  SH  PUT    SOLE                                 NONE
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EGL INC.                          COMMON          268484102    1,137    47,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
FLEET FIN. WARRANTS               COMMON          338915119    2,195    68,992  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
FOREST OIL                        COMMON          346091606    2,760    74,850  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
GALILEO INTERNATIONAL             COMMON          363547100    1,000    50,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
GALILEO TECHNOLOGY                COMMON          M47298100    3,526   261,200  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH                       COMMON          421924101    2,851   174,800  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
INFOSPACE                         COMMON          45678T102      446    50,044  SH         SOLE                SOLE
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INVITROGEN                        COMMON          46185R100   15,951   184,677  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
J.C. PENNEY                       COMMON          708160106    1,941   178,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES               COMMON          549463107      608    45,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES               COMMON          549463107    1,125    50,000  SH  CALL   SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES               COMMON          549463107      875    50,000  SH  CALL   SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
MESABA HOLDINGS                   COMMON          59066B102      481    38,300  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INT'L CORP               COMMON          63934E108      655    25,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
NEXTLINK COMMU.                   COMMON          65333H707    7,553   424,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
NORTEL NETWORK                    COMMON          656568102    6,498   202,675  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
OPENTV                            COMMON          G67543101      609    58,712  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                       COMMON          717081103    5,687   123,625  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                    COMMON          716941109   17,170   281,483  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX INVESTMENT                COMMON          719085102      353    22,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
PREMIER NATIONAL                  COMMON          74053F107    2,104   101,100  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
PSINET INC.                       COMMON          74437C101       39    50,300  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
R&B FALCON CORP                   COMMON          74912E101   12,489   544,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
READ-RITE                         COMMON          755246105      185    45,800  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
SAGA SYSTEMS                      COMMON          786610105    3,757   328,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
SAKS, INC.                        COMMON          79377W108    2,029   202,900  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
SDL INC.                          COMMON          784076101   60,060   405,300  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
SHAW INDUSTRIES                   COMMON          820286102    4,545   240,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
TELECOM HOLDERS                   COMMON          87927P200    1,334    25,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
TELECOM SEMICONDUCTOR             COMMON          87921P107    7,261   638,300  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
TERRA NETWORKS                    COMMON          88100W103      310    29,305  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
THERMADYNE HOLDINGS               COMMON          883435208      101    26,004  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
UNION CARBIDE                     COMMON          905581104   55,233 1,026,400  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
VERITAS                           COMMON          923436109   29,330   335,201  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
VIVENDI ADR                       COMMON          92851S105   52,867   809,440  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED                    COMMON          930059100    2,860    76,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED CL                 COMMON          930059209      787    21,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS                        COMMON          94768C108    5,643    63,898  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
WLR FOODS INC.                    COMMON          929286102      771    54,800  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
WPP GROUP                         COMMON          929309300   19,533   310,360  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
XO COMMUNICATIONS                 COMMON          983764101      412     8,586  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------